Lease - Summary of Details of Future Minimum Lease Payments under Finance Lease Contracts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	₩ 220,635	₩ 211,457
Unrealized interest expense	43,758	30,743
Net amount of minimum lease payments	176,877	180,714
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	88,441	79,644
Net amount of minimum lease payments	68,651	64,008
1-5 years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	132,113	131,813
Net amount of minimum lease payments	108,146	₩ 116,706
More than 5 years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	81
Net amount of minimum lease payments	₩ 80